COST OF SALES	12 Months Ended
Dec. 31, 2024
Yerbae Brands Corp [Member]
Restructuring Cost and Reserve [Line Items]
COST OF SALES

NOTE 16 - COST OF SALES

Cost of sales is primarily comprised of materials, including in-bound freight, and rent related to the Company’s manufacturing facilities. The breakdown for the items within costs of sales was the following for the years presented:

	For the Twelve Months Ended December 31,
	2024	2023
Materials	$2,709,982	$5,832,752
Warehouse rent (non-lease)	181,352	143,325
Cost of goods sold	$2,891,334	$5,976,077